Losses per Share (Tables)	9 Months Ended
Sep. 30, 2019
Losses per Share
Schedule of basic losses per share

	Nine Months Ended September 30,
	2019	2018
Weighted average number of outstanding ordinary shares in issue	665,612,400	664,003,277
Net loss attributable to the Company (US$’000)	(76,462)	(58,269)
Losses per share attributable to the Company (US$ per share)	(0.11)	(0.09)